INVESTMENTS IN ASSOCIATED COMPANIES - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2023	Feb. 28, 2023	Feb. 28, 2022	Jan. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in associated companies			$ 58,536	$ 65,400
Dividends received from associated companies			19,181	16,273	$ 0
Cash dividends received from equity method investees			19,200	16,300	$ 0
Other current assets			$ 47,812	$ 54,430
TFG Marine
Schedule of Equity Method Investments [Line Items]
Shareholder loan converted to equity						$ 75
Other current assets						$ 900		$ 900		$ 1,000
LIBOR London Interbank Offered Rate | TFG Marine
Schedule of Equity Method Investments [Line Items]
Variable interest rate						7.00%
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage		16.40%	15.92%	16.40%	17.50%		15.92%	16.40%	17.50%
Subordinated shareholder loan			$ 10,700
Debt term			5 years
Repayments of loans receivable from related party	$ 5,700	$ 5,600		$ 5,350
Investments in associated companies			$ 48,622	51,437	$ 39,722
Dividends received from associated companies			$ 7,803	$ 9,828
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage			10.00%	10.00%	10.00%					10.00%
Subordinated shareholder loan										$ 1,000
Debt term				5 years
Investments in associated companies			$ 7,241	$ 10,211	$ 0
Dividends received from associated companies			$ 4,865	$ 0
TFG Marine | LIBOR London Interbank Offered Rate
Schedule of Equity Method Investments [Line Items]
Variable interest rate				7.00%
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage			50.00%	50.00%	50.00%
Investments in associated companies			$ 2,673	$ 4,212	$ 1,618
Dividends received from associated companies			$ 6,513	$ 6,445